Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 47,375	R$ 370,135
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	47,344	370,108
Local Currency [Member] | Private Bonds And Deposits With Banks [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	10	329,235
Local Currency [Member] | Automatic Deposits [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	47,334	40,873
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	31	27
Foreign Currency [Member] | Private Bonds And Deposits With Banks [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 31	R$ 27